CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 70,930	$ 62,780	$ 1,557		$ 76,286
Accounts receivables, net	5,560	9,865
Prepaid expenses	31,955	13,672
Deferred assets	30,000
Due from related parties		20,316
Cash in attorney trust account					11,834
Total current assets	138,445	106,633	1,557		88,120
Non-current assets
Property and equipment, at cost, net	84	878	615		902
Total Assets	138,529	107,511	2,172		89,022
Current liabilities:
Accounts payable & accrued liabilities	6,546	19,274	33,000		17,500
Notes payable			269,277		117,199
Due to related party	504,699	24,628	19,443
Total current liabilities	511,245	43,902	321,720		134,699
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 913,500 and 13,500 issued and outstanding	225	135	235		100
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,688,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	169	167	5,181		5,181
Additional paid-in capital	9,289,304	9,503,673	8,664,158		8,451,308
Subscription receivable	(48,718)	(48,718)
Treasury stock, 14,176 and 14,176 shares at cost	(60,395)	(60,395)	(60,395)		(40,773)
Accumulated (deficit)	(9,553,301)	(9,331,253)	(8,928,727)		(8,461,493)
Total stockholders' equity (deficit)	(372,716)	63,609	(319,548)		(45,677)
Total Liabilities and Stockholders' equity (deficit)	$ 138,529	107,511	$ 2,172		$ 89,022
QDM Holdings Limited [Member]
Current assets:
Cash and cash equivalents		62,399		$ 24,716
Accounts receivables, net		9,865		48,713
Other receivable				38,462
Prepaid expenses		13,672		19,471
Deferred assets
Due from related parties		20,316
Total current assets		106,252		131,362
Non-current assets
Property and equipment, at cost, net		335		2,366
Total Assets		106,587		133,728
Current liabilities:
Accounts payable & accrued liabilities		3,774		11,761
Due to related party		24,628		71,904
Total current liabilities		28,402		83,665
Total liabilities		28,402		83,665
Stockholders' equity (deficit):
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,688,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding		50,000		1,282
Additional paid-in capital		408,974		408,974
Subscription receivable		(48,718)		(53,205)
Accumulated (deficit)		(332,071)		(306,988)
Total stockholders' equity (deficit)		78,185		50,063
Total Liabilities and Stockholders' equity (deficit)		$ 106,587		$ 133,728